Rental Expenses and Sub-Lease Income (Detail) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2014 INR	Sep. 30, 2013 INR
Operating Leased Assets [Line Items]
The total minimum lease expense during the period recognized in the consolidated statement of income	$ 69.6	4,307.9	3,423.2